FINANCE EXPENSES	12 Months Ended
Dec. 31, 2021
Finance Expenses
FINANCE EXPENSES

NOTE 24 -FINANCE EXPENSES

	New Israeli Shekels
	Year ended December 31,
	2019	2020	2021
	In millions
Interest expense and other finance expenses	55	59	50
Interest for lease liabilities	20	18	18
Finance expenses	75	77	68